THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND MARCH 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.1%

	Shares	Value
AUSTRALIA — 1.1%
Adbri Ltd	550,250	$587,496
National Australia Bank Ltd	68,545	1,279,712

		1,867,208

BRAZIL — 3.0%
Ambev SA ADR *	986,600	2,782,212
Banco Bradesco SA ADR *	857,799	2,247,434

		5,029,646

CANADA — 4.0%
Alimentation Couche-Tard Inc	30,900	1,551,450
Bank of Nova Scotia	26,702	1,343,042
North West Co Inc	25,969	725,140
Saputo Inc	68,700	1,775,179
Stella-Jones Inc	34,700	1,327,900

		6,722,711

CHINA — 2.2%
Alibaba Group Holding Ltd *	159,500	2,020,134
Tencent Holdings Ltd	35,400	1,729,963

		3,750,097

FINLAND — 0.7%
Nokian Renkaat Oyj	119,132	1,141,769

FRANCE — 3.1%
Air Liquide SA	15,133	2,537,645
TotalEnergies SE	46,466	2,744,732

		5,282,377

GERMANY — 8.6%
BASF SE	54,890	2,886,831
Bayerische Motoren Werke AG	30,186	3,314,290
Fresenius Medical Care AG & Co KGaA	67,350	2,863,756
Henkel AG & Co KGaA	34,870	2,541,238
SAP SE	23,260	2,942,330

		14,548,445

HONG KONG — 6.3%
AIA Group Ltd	318,000	3,334,959
Hongkong Land Holdings Ltd	244,900	1,077,429
Jardine Matheson Holdings Ltd	65,700	3,195,795
Johnson Electric Holdings Ltd	498,323	565,759
Xinyi Glass Holdings Ltd	762,000	1,363,132
Yue Yuen Industrial Holdings Ltd	809,876	1,139,257

		10,676,331

INDIA — 4.5%
Adani Ports & Special Economic Zone Ltd	238,360	1,840,917
Housing Development Finance Corp Ltd	102,790	3,296,277

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND MARCH 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
INDIA — continued
UPL Ltd	114,160	$998,792
Zee Entertainment Enterprises Ltd, Cl B	591,440	1,530,021

		7,666,007

IRELAND — 3.3%
CRH PLC	63,539	3,215,776
Ryanair Holdings PLC ADR *	25,900	2,442,111

		5,657,887

ISRAEL — 0.3%
Check Point Software Technologies Ltd *	4,500	585,000

ITALY — 1.5%
Brembo SpA	170,748	2,504,061

JAPAN — 11.4%
Ain Holdings Inc	39,100	1,635,424
Denso Corp	45,500	2,562,280
FANUC Corp	21,000	756,561
Koito Manufacturing Co Ltd	86,200	1,630,162
Komatsu Ltd	37,600	931,216
Kubota Corp	98,400	1,488,344
Nihon Kohden Corp	98,500	2,666,374
Nitto Denko Corp	50,500	3,260,690
Omron Corp	18,959	1,106,985
Seria Co Ltd	56,800	1,123,699
Toyota Motor Corp	158,300	2,248,132

		19,409,867

NETHERLANDS — 2.1%
Koninklijke Vopak NV	51,570	1,824,003
SBM Offshore NV	112,352	1,671,135

		3,495,138

NORWAY — 0.8%
Bakkafrost	21,864	1,411,084

PANAMA — 1.5%
Copa Holdings SA, Cl A	27,400	2,530,390

SINGAPORE — 6.5%
Sembcorp Industries Ltd	1,086,200	3,587,866
Singapore Telecommunications Ltd	980,225	1,817,939
United Overseas Bank Ltd	143,430	3,220,022
Venture Corp Ltd	178,300	2,375,306

		11,001,133

SOUTH KOREA — 1.9%
Samsung Electronics Co Ltd GDR	2,612	3,226,564

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND MARCH 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
SPAIN — 1.0%
Industria de Diseno Textil SA	48,984	$1,648,585

SWEDEN — 1.0%
Assa Abloy AB, Cl B	74,248	1,780,045

SWITZERLAND — 8.9%
Cie Financiere Richemont SA, Cl A	18,640	2,993,620
Holcim AG	61,750	3,988,443
Novartis AG	43,870	4,034,252
Roche Holding AG	6,690	1,914,547
Swatch Group AG	6,300	2,172,987

		15,103,849

UNITED KINGDOM — 19.7%
Anglo American PLC	71,203	2,373,782
Berkeley Group Holdings PLC	62,656	3,253,567
HSBC Holdings PLC	490,403	3,326,048
IMI PLC	174,320	3,307,279
Renishaw PLC	23,595	1,197,204
RS GROUP PLC	158,893	1,800,638
Shell PLC	95,985	2,741,748
Smith & Nephew PLC	194,948	2,716,134
Smiths Group PLC	174,350	3,706,280
Spectris PLC	43,390	1,973,205
Travis Perkins PLC	196,145	2,327,546
Victrex PLC	105,865	2,095,507
Weir Group PLC	118,470	2,724,144

		33,543,082

VIETNAM — 0.7%
Vietnam Dairy Products JSC	363,800	1,155,568

TOTAL COMMON STOCK
(Cost $147,352,229)		159,736,844

PREFERRED STOCK — 2.6%

GERMANY — 2.6%

FUCHS PETROLUB SE (A)	55,148	2,252,670

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND MARCH 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS PREFERRED STOCK — continued

	Shares	Value
GERMANY — continued
Jungheinrich AG (A)	62,790	$2,199,130

		4,451,800

TOTAL PREFERRED STOCK
(Cost $3,663,855)		4,451,800

TOTAL INVESTMENTS— 96.7%
(Cost $151,016,084)		$164,188,644

Percentages are based on Net Assets of $169,856,420.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd — Limited

PLC — Public Limited Company

SIM-QH-001-0500